LIQUID INSTITUTIONAL RESERVES
                                MONEY MARKET FUND
                           GOVERNMENT SECURITIES FUND
                            TREASURY SECURITIES FUND

                           1285 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10019

                       STATEMENT OF ADDITIONAL INFORMATION

        Money Market Fund, Government Securities Fund and Treasury Securities Fund are professionally managed money market funds organized as diversified series of Liquid Institutional Reserves ("Trust").

        The funds' investment adviser, administrator and distributor is PaineWebber Incorporated ("PaineWebber"); their sub-adviser is Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber. Mitchell Hutchins also serves as the funds' sub-administrator.

        Portions of the funds' Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information ("SAI"). The Annual Report accompanies this SAI. You may obtain an additional copy of the funds' Annual Report by calling toll-free 1-888-LIR-FUND.

        This SAI is not a prospectus and should be read only in conjunction with the fund's current Prospectus, dated September 1, 1999. A copy of the Prospectus may be obtained by calling any PaineWebber Financial Advisor or correspondent firm or by calling toll-free 1-888-LIR-FUND. Customers of banks and other financial intermediaries that purchase the funds' Financial Intermediary shares may obtain the Prospectus from their financial intermediaries This SAI is dated September 1, 1999.



                                TABLE OF CONTENTS
                                                                           PAGE

         The Funds and Their Investment Policies...................          2
         The Funds' Investments, Related Risks and Limitations.....          3
         Organization of the Trust; Trustees and Officers
            and Principal Holders of Securities....................          9
         Investment Advisory, Administration
          and Distribution Arrangements............................         17
         Portfolio Transactions....................................         20
         Additional Information Regarding Redemptions..............         21
         Valuation of Shares.......................................         21
         Performance Information...................................         22
         Taxes.....................................................         25
         Other Information.........................................         25
         Financial Statements......................................         26

                     THE FUNDS AND THEIR INVESTMENT POLICIES

        No fund's investment objective may be changed without shareholder approval. Except where noted, the other investment policies of each fund may be changed by its board without shareholder approval. As with other mutual funds, there is no assurance that a fund will achieve its investment objective.

        Each fund is a money market fund that invests in high quality money market instruments that have, or are deemed to have, remaining maturities of 13 months or less. Money market instruments are short-term debt-obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Each fund may purchase only those obligations that Mitchell Hutchins determines, pursuant to procedures adopted by the board, present minimal credit risks and are "First Tier Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("Investment Company Act").

        MONEY MARKET FUND'S investment objective is to earn high current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, U.S. dollar-denominated money market instruments. The fund's investments include (1) U.S. and foreign government securities, (2) obligations of U.S. and foreign banks, (3) commercial paper and other short-term obligations of U.S. and foreign corporations, partnerships, trusts and similar entities, (4) repurchase agreements and (5) investment company securities.

        The fund may invest in obligations (including certificates of deposit, bankers' acceptances, time deposits and similar obligations) of U.S. and foreign banks only if the institution has total assets at the time of purchase in excess of $1.5 billion. The fund's investments in non-negotiable time deposits of these institutions will be considered illiquid if they have maturities greater than seven days.

        The fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than U.S. government securities), except that the fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days. The fund may purchase only U.S. dollar-denominated obligations of foreign issuers.

        The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow up to 33 1/3% of the value of its total assets, including reverse repurchase agreements, for temporary purposes The fund may invest in the securities of other money market funds.

        GOVERNMENT SECURITIES FUND'S investment objective is to earn high current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, U.S. dollar-denominated money market instruments. The fund invests in U.S. government securities with interest income that is generally exempt from state and local income taxation and intends to emphasize investments in securities eligible for this exemption in the maximum number of states. Securities generally eligible for this exemption include those issued by the U.S. Treasury and those issued by certain agencies, authorities or instrumentalities of the U.S. government, including the Federal Home Loan Banks, Federal Farm Credit Banks Funding Corp. and SLM Holding Corp. (formerly known as the Student Loan Marketing Association). The fund will not enter into repurchase agreements.

        Under extraordinary circumstances, however, such as when securities with interest income that is generally exempt from state and local income taxation are unavailable at prices deemed reasonable by Mitchell Hutchins, the fund may temporarily hold cash or invest in other U.S. government securities, such as securities issued by Ginnie Mae, also known as the Government National Mortgage Association, and Freddie Mac, also known as the Federal Home Loan Mortgage Corporation, and the Small Business Administration.

        Each investor should consult its own tax adviser to determine whether distributions from the fund derived from interest on its portfolio investments are exempt from state income taxation in the investor's own state.

        The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow up to 33 1/3% of the value of its total assets for temporary purposes. The fund may invest in the securities of other money market funds that have similar tax characteristics.

        TREASURY SECURITIES FUND'S investment objective is to earn high current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, U.S. dollar-denominated money market instruments. The fund invests substantially all its assets in securities issued by the U.S. Treasury, which are supported by the full faith and credit of the United States. The interest income on these securities is generally exempt from state and local income tax. The fund will not enter into repurchase agreements.

        Each investor should consult its own tax adviser to determine whether distributions from the fund derived from interest on its portfolio investments are exempt from state income taxation in the investor's own state.

        The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow up to 33 1/3% of the value of its total assets for temporary purposes. The fund may invest in the securities of other money market funds that have similar tax characteristics.

              THE FUNDS' INVESTMENTS, RELATED RISKS AND LIMITATIONS

        The following supplements the information contained in the Prospectus and above concerning each fund's investments, related risks and limitations. Except as otherwise indicated in the Prospectus or the SAI, the funds have established no policy limitations on their ability to use the investments or techniques discussed in these documents. New forms of money market instruments continue to be developed. The funds may invest in these instruments to the extent consistent with their investment objectives.

        YIELDS AND CREDIT RATINGS OF MONEY MARKET INSTRUMENTS; FIRST TIER SECURITIES. The yields on the money market instruments in which the funds invest are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings assigned by nationally recognized statistical rating organizations ("rating agencies") represent their opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

        Subsequent to its purchase by a fund, an issue may cease to be rated or its rating may be reduced. If a security in a fund's portfolio ceases to be a First Tier Security or Mitchell Hutchins becomes aware that a security has received a rating below the second highest rating by any rating agency, Mitchell Hutchins and, in certain cases, a fund's board, will consider whether a fund should continue to hold the obligation. A First Tier Security is either (1) rated in the highest short-term rating category by at least two rating agencies,
(2) rated in the highest short-term rating category by a single rating agency if only that rating agency has assigned the obligation a short-term rating, (3) issued by an issuer that has received such a short-term rating with respect to a security that is comparable in priority and security, (4) subject to a guarantee rated in the highest short-term rating category or issued by a guarantor that has received the highest short-term rating for a comparable debt obligation or
(5) unrated, but determined by Mitchell Hutchins to be of comparable quality. A First Tier Security rated in the highest short-term category by a single rating agency at the time of purchase that subsequently receives a rating below the highest rating category from a different rating agency may continue to be considered a First Tier Security.

        U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. U.S. government securities include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

        U.S. government securities also include separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS programs, the principal and interest components are individually numbered and separately issued by the U.S. Treasury.

        COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS. Money Market Fund may purchase commercial paper, which includes short-term obligations issued by corporations, partnerships, trusts or other entities to finance short-term credit needs. The fund also may purchase non-convertible debt obligations subject to maturity constraints imposed by Rule 2a-7 under the Investment Company Act.

        ASSET-BACKED SECURITIES. Money Market Fund and Government Securities Fund may invest in securities that are comprised of financial assets that have been securitized through the use of trusts or special purpose corporations or other entities. Such assets may include motor vehicle and other types of installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements or other types of financial assets. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. See "The Funds' Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."

        VARIABLE AND FLOATING RATE SECURITIES AND DEMAND INSTRUMENTS. Money Market Fund and Government Securities Fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months issued by U.S. government agencies or instrumentalities or guaranteed by the U.S. government. In addition, Money Market Fund may purchase variable and floating rate securities of other issuers. The yields on these securities are adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different adjustment rates. Certain of these obligations carry a demand feature that gives the funds the right to tender them back to a specified party, usually the issuer or a remarketing agent, prior to maturity. The funds' investments in these securities must comply with conditions established by the Securities and Exchange Commission ("SEC") under which they may be considered to have remaining maturities of 13 months or less. Money Market Fund will purchase variable and floating rate securities on non-U.S. government issuers that have remaining maturities of more than 13 months only if the securities are subject to a demand feature exercisable within 13 months or less. See "The Funds' Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."

        Generally, each fund may exercise demand features (1) upon a default under the terms of the underlying security, (2) to maintain its portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to the fund in order to meet redemption requests. The ability of a bank or other financial institution to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day U.S. Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed rate securities.

        VARIABLE AMOUNT MASTER DEMAND NOTES. Money Market Fund may invest in variable amount master demand notes, which are unsecured redeemable obligations that permit investment of varying amounts at fluctuating interest rates under a direct agreement between the fund and an issuer. The principal amount of these notes may be increased from time to time by the parties (subject to specified maximums) or decreased by the fund or the issuer. These notes are payable on demand and may or may not be rated.

        INVESTING IN FOREIGN SECURITIES. Money Market Fund's investments in U.S. dollar-denominated securities of foreign issuers may involve risks that are different from investments in U.S. issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the fund's investments. Additionally, there may be less publicly available information about foreign issuers because they may not be subject to the same regulatory requirements as domestic issuers.

        CREDIT AND LIQUIDITY ENHANCEMENTS. Money Market Fund may invest in securities that have credit or liquidity enhancements or the fund may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit the fund to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these financial institutions could cause losses to the fund and affect its share price. The credit and liquidity enhancements may have conditions that limit the ability of the fund to use them when the fund wished to do so.

        ILLIQUID SECURITIES. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities other than those Mitchell Hutchins has determined are liquid pursuant to guidelines established by the funds' board. To the extent the funds invest in illiquid securities, they may not be able readily to liquidate such investments and may have to sell other investments if necessary to raise cash to meet their obligations.

        Restricted securities are not registered under the Securities Act of 1933, as amended ("Securities Act") and may be sold only in privately negotiated or other exempted transactions or after a registration statement under the Securities Act has become effective. Where registration is required, a fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to sell.

        However, not all restricted securities are illiquid. A large institutional market has developed for many U.S. and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

        Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a "safe harbor" from the registration requirements of that Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of such securities promptly or at favorable prices.

        The board has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins pursuant to guidelines approved by the board. Mitchell Hutchins takes into account a number of factors in reaching liquidity decisions, which may include (1) the frequency of trades for the security, (2) the number of dealers that make quotes, or are expected to make quotes, for the security, (3) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer) and (4) the existence of demand features or similar liquidity enhancements. Mitchell Hutchins monitors the liquidity of restricted securities in each fund's portfolio and reports periodically on such decisions to the board.

        REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which Money Market Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. The fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

        Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. The fund intends to enter into repurchase agreements only with counterparties in transactions believed by Mitchell Hutchins to present minimum credit risks.

        REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by Money Market Fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the fund's limitation on borrowings and may be entered into only with banks and securities dealers. While a reverse repurchase agreement is outstanding, the fund will maintain, in a segregated account with its custodian, cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement. See "The Funds' Investments, Related Risks and Limitations -- Segregated Accounts."

        Reverse repurchase agreements involve the risk that the buyer of the securities sold by the fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or trustee or receiver may receive an extension of time to determine whether to enforce the fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

        WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The funds may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, I.E., for issuance or delivery to or by the funds later than the normal settlement date for such securities at a stated price and yield. A fund generally would not pay for such securities or start earning interest on them until they are received. However, when a fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by a fund on a when-issued or delayed delivery basis may result in the fund's incurring a loss or missing an opportunity to make an alternative investment.

        A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect a fund's net asset value. When a fund commits to purchase securities on a when-issued or delayed delivery basis, its custodian segregates assets to cover the amount of the commitment. See "The Funds' Investments, Related Risks and Limitations -- Segregated Accounts." A fund may sell the right to acquire the security prior to delivery if Mitchell Hutchins deems it advantageous to do so, which may result in a gain or loss to the fund.

        INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each fund may invest in securities of other money market funds, subject to Investment Company Act limitations, which at present restrict these investments in the aggregate to no more than 10% of the fund's total assets. The shares of other money market funds are subject to the management fees and other expenses of those funds. At the same time, a fund would continue to pay its own management fees and expenses with respect to all its investments, including shares of other money market funds. A fund may invest in the securities of other money market funds when Mitchell Hutchins believes that (1) the amounts to be invested are too small or are available too late in the day to be effectively invested in other money market instruments, (2) shares of other money market funds otherwise would provide a better return than direct investment in other money market instruments or (3) such investments would enhance the fund's liquidity.

        LENDING OF PORTFOLIO SECURITIES. Each fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that Mitchell Hutchins deems qualified. Lending securities enables a fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of a fund's portfolios securities must maintain acceptable collateral with the fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. A fund may reinvest any cash collateral in money market investments or other short-term liquid investments. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each fund will retain authority to terminate any of its loans at any time. A fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. A fund will receive amounts equivalent to any interest, dividends or other distributions on the securities loaned. Each fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in its interest.

        Pursuant to procedures adopted by the board governing each fund's securities lending program, PaineWebber has been retained to serve as lending agent for the funds. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to PaineWebber for these services. The board periodically reviews all portfolio securities loan transactions for which PaineWebber acted as lending agent. PaineWebber also has been approved as a borrower under each funds' securities lending program.

        SEGREGATED ACCOUNTS. When a fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to its obligation or commitment under such transactions.

INVESTMENT LIMITATIONS OF THE FUNDS

        FUNDAMENTAL LIMITATIONS. The following fundamental investment limitations cannot be changed for a fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares of the fund present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

        Each fund will not:

        (1) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

        The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgageand asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

        (2) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers' acceptances of domestic branches of U.S. banks.

        The following interpretations apply to, but are not a part of, this fundamental restriction: (a) domestic and foreign banking will be considered to be different industries; and (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry.

        (3) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33-1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

        (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

        The following interpretation applies to, but is not a part of, this fundamental restriction: Money Market Fund's investments in master notes and similar instruments will not be considered to be the making of a loan.

        (5) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

        (6)   purchase  or  sell  real  estate,   except  that   investments  in
securities   of  issuers  that  invest  in  real  estate  and   investments   in
mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

        (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

        NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval.

        Each fund will not:

        (1) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

        (2) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

        (3) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

        (4) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.



              ORGANIZATION OF THE TRUST; TRUSTEES AND OFFICERS AND
                         PRINCIPAL HOLDERS OF SECURITIES

        The Trust was formed on February 14, 1991 as a business trust under the laws of the Commonwealth of Massachusetts and has three operating series. The Trust has authority to issue an unlimited number of shares of beneficial interest, par value $.001 per share, of each existing or future series. The Trust is governed by a board of trustees, which oversees the funds' operations. The board also is authorized to establish additional series. The trustees and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years are:


   NAME AND ADDRESS*; AGE        POSITION WITH TRUST     BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
   ----------------------        -------------------     ----------------------------------------
Margo N. Alexander**; 52        Trustee and President    Mrs.  Alexander is chairman  (since March
                                                         1999),  chief  executive  officer  and  a
                                                         director  of  Mitchell   Hutchins  (since
                                                         January  1995),  and  an  executive  vice
                                                         president  and a director of  PaineWebber
                                                         (since  March  1984).  Mrs.  Alexander is
                                                         president and a director or trustee of 32
                                                         investment  companies for which  Mitchell
                                                         Hutchins,  PaineWebber  or one  of  their
                                                         affiliates serves as investment adviser.

Richard Q. Armstrong; 64               Trustee           Mr.  Armstrong is chairman and  principal
R.Q.A. Enterprises                                       of   R.Q.A.    Enterprises    (management
One Old Church Road                                      consulting  firm)  (since  April 1991 and
Unit #6                                                  principal  occupation  since March 1995).
Greenwich, CT 06830                                      Mr.  Armstrong was chairman of the board,
                                                         chief  executive  officer and co-owner of
                                                         Adirondack    Beverages   (producer   and
                                                         distributor    of   soft    drinks    and
                                                         sparkling/still      waters)     (October
                                                         1993-March 1995). He was a partner of The
                                                         New England  Consulting Group (management
                                                         consulting firm) (December 1992-September
                                                         1993).  He was managing  director of LVMH
                                                         U.S. Corporation (U.S.  subsidiary of the
                                                         French luxury goods  conglomerate,  Louis
                                                         Vuitton   Moet   Hennessey   Corporation)
                                                         (1987-1991)  and chairman of its wine and
                                                         spirits    subsidiary,    Schieffelin   &
                                                         Somerset   Company    (1987-1991).    Mr.
                                                         Armstrong  is a director or trustee of 31
                                                         investment  companies for which  Mitchell
                                                         Hutchins,  PaineWebber  or one  of  their
                                                         affiliates serves as investment adviser.


                                                 9


   NAME AND ADDRESS*; AGE        POSITION WITH TRUST     BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
   ----------------------        -------------------     ----------------------------------------
E. Garrett Bewkes, Jr.**; 72   Trustee and Chairman of   Mr.  Bewkes is a director of Paine Webber
                                the Board of Trustees    Group Inc. ("PW Group")  (holding company
                                                         of  PaineWebber  and Mitchell  Hutchins).
                                                         Prior  to   December   1995,   he  was  a
                                                         consultant to PW Group. Prior to 1988, he
                                                         was chairman of the board,  president and
                                                         chief   executive   officer  of  American
                                                         Bakeries   Company.   Mr.   Bewkes  is  a
                                                         director    of    Interstate     Bakeries
                                                         Corporation.  Mr. Bewkes is a director or
                                                         trustee of 35  investment  companies  for
                                                         which Mitchell  Hutchins,  PaineWebber or
                                                         one  of  their   affiliates   serves   as
                                                         investment adviser.

Richard R. Burt; 52                    Trustee           Mr.  Burt is  chairman  of IEP  Advisors,
1275 Pennsylvania Ave, N.W.                              Inc.   (international   investments   and
Washington, DC  20004                                    consulting firm) (since March 1994) and a
                                                         partner of McKinsey & Company (management
                                                         consulting firm) (since 1991). He is also
                                                         a director of Archer-Daniels-Midland  Co.
                                                         (agricultural   commodities),   Hollinger
                                                         International Co. (publishing), Homestake
                                                         Mining Corp.  (gold  mining),  Powerhouse
                                                         Technologies Inc. (provides technology to
                                                         gaming and wagering industry) and Wierton
                                                         Steel  Corp.  (makes and  finishes  steel
                                                         products). He was the chief negotiator in
                                                         the Strategic Arms  Reduction  Talks with
                                                         the former Soviet Union  (1989-1991)  and
                                                         the  U.S.   Ambassador   to  the  Federal
                                                         Republic of Germany (1985-1989). Mr. Burt
                                                         is a director or trustee of 31 investment
                                                         companies  for which  Mitchell  Hutchins,
                                                         PaineWebber  or one of  their  affiliates
                                                         serves as investment adviser.

Mary C. Farrell**; 49                  Trustee           Ms.  Farrell  is  a  managing   director,
                                                         senior  investment  strategist and member
                                                         of the  Investment  Policy  Committee  of
                                                         PaineWebber.     Ms.    Farrell    joined
                                                         PaineWebber  in 1982.  She is a member of
                                                         the  Financial  Women's  Association  and
                                                         Women's  Economic  Roundtable and appears
                                                         as a regular panelist on Wall $treet Week
                                                         with Louis  Rukeyser.  She also serves on
                                                         the  Board  of   Overseers  of  New  York
                                                         University's  Stern  School of  Business.
                                                         Ms.  Farrell is a director  or trustee of
                                                         31   investment   companies   for   which
                                                         Mitchell Hutchins,  PaineWebber or one of
                                                         their  affiliates  serves  as  investment
                                                         adviser.


                                                10

   NAME AND ADDRESS*; AGE        POSITION WITH TRUST     BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
   ----------------------        -------------------     ----------------------------------------
 Meyer Feldberg; 57                     Trustee          Mr.  Feldberg  is Dean and  Professor  of
 Columbia University                                     Management  of  the  Graduate  School  of
 101 Uris Hall                                           Business,  Columbia University.  Prior to
 New York, NY  10027                                     1989,  he was  president  of the Illinois
                                                         Institute of Technology. Dean Feldberg is
                                                         also  a  director   of   Primedia,   Inc.
                                                         (publishing),     Federated    Department
                                                         Stores,   Inc.  (operator  of  department
                                                         stores)  and  Revlon,  Inc.  (cosmetics).
                                                         Dean Feldberg is a director or trustee of
                                                         34   investment   companies   for   which
                                                         Mitchell Hutchins,  PaineWebber or one of
                                                         their  affiliates  serves  as  investment
                                                         adviser.

 George W. Gowen; 69                    Trustee          Mr. Gowen is a partner in the law firm of
 666 Third Avenue                                        Dunnington,  Bartholow & Miller. Prior to
 New York, NY  10017                                     May  1994,  he was a  partner  in the law
                                                         firm of Fryer, Ross & Gowen. Mr. Gowen is
                                                         a director  or  trustee of 34  investment
                                                         companies  for which  Mitchell  Hutchins,
                                                         PaineWebber  or one of  their  affiliates
                                                         serves as investment adviser.

Frederic V. Malek; 62                  Trustee           Mr.  Malek is chairman of Thayer  Capital
1455 Pennsylvania Ave, N.W.                              Partners  (merchant  bank).  From January
Suite 350                                                1992 to November  1992,  he was  campaign
Washington, DC  20004                                    manager of Bush-Quayle  `92. From 1990 to
                                                         1992, he was vice chairman and, from 1989
                                                         to 1990,  he was  president  of Northwest
                                                         Airlines  Inc.  and  NWA  Inc.   (holding
                                                         company  of  Northwest   Airlines  Inc.).
                                                         Prior to  1989,  he was  employed  by the
                                                         Marriott       Corporation       (hotels,
                                                         restaurants,    airline    catering   and
                                                         contract feeding), where he most recently
                                                         was  an  executive   vice  president  and
                                                         president of Marriott Hotels and Resorts.
                                                         Mr.  Malek  is also a  director  of Aegis
                                                         Communications,   Inc.   (tele-services),
                                                         American   Management    Systems,    Inc.
                                                         (management   consulting   and   computer
                                                         related    services),    Automatic   Data
                                                         Processing, Inc. (computing services), CB
                                                         Richard   Ellis,    Inc.   (real   estate
                                                         services),   FPL  Group,  Inc.  (electric
                                                         services),    Global    Vacation    Group
                                                         (packaged  vacations),   HCR/Manor  Care,
                                                         Inc. (health care) and Northwest Airlines
                                                         Inc.  Mr.  Malek is a director or trustee
                                                         of  31  investment  companies  for  which
                                                         Mitchell Hutchins,  PaineWebber or one of
                                                         their  affiliates  serves  as  investment
                                                         adviser.


                                                11

   NAME AND ADDRESS*; AGE        POSITION WITH TRUST     BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
   ----------------------        -------------------     ----------------------------------------
Carl W. Schafer; 63                    Trustee           Mr.  Schafer is president of the Atlantic
66 Witherspoon Street, #1100                             Foundation     (charitable     foundation
Princeton, NJ  08542                                     supporting      mainly      oceanographic
                                                         exploration   and  research).   He  is  a
                                                         director  of  Base  Ten   Systems,   Inc.
                                                         (software),    Roadway   Express,    Inc.
                                                         (trucking),  The Guardian Group of Mutual
                                                         Funds, the Harding,  Loevner Funds, Evans
                                                         Systems,  Inc. (motor fuels,  convenience
                                                         store    and    diversified     company),
                                                         Electronic     Clearing    House,    Inc.
                                                         (financial   transactions    processing),
                                                         Frontier Oil Corporation and Nutraceutix,
                                                         Inc.  (biotechnology  company).  Prior to
                                                         January  1993,  he  was  chairman  of the
                                                         Investment   Advisory  Committee  of  the
                                                         Howard  Hughes  Medical  Institute.   Mr.
                                                         Schafer  is a  director  or trustee of 31
                                                         investment  companies for which  Mitchell
                                                         Hutchins,  PaineWebber  or one  of  their
                                                         affiliates serves as investment adviser.

Brian M. Storms;** 44                  Trustee           Mr.   Storms  is   president   and  chief
                                                         operating  officer of  Mitchell  Hutchins
                                                         (since March 1999).  Prior to March 1999,
                                                         he   was    president    of    Prudential
                                                         Investments (1996-1999). Prior to joining
                                                         Prudential, he was a managing director at
                                                         Fidelity  Investments.  Mr.  Storms  is a
                                                         director  or  trustee  of  31  investment
                                                         companies  for which  Mitchell  Hutchins,
                                                         PaineWebber  or one of  their  affiliates
                                                         serves as investment adviser.

John J. Lee; 31                    Vice President and    Mr. Lee is a vice president and a manager
                                  Assistant Treasurer    of the mutual fund finance  department of
                                                         Mitchell  Hutchins.  Prior  to  September
                                                         1997,  he was  an  audit  manager  in the
                                                         financial  services  practice  of Ernst &
                                                         Young LLP.  Mr.  Lee is a vice  president
                                                         and assistant  treasurer of 32 investment
                                                         companies  for which  Mitchell  Hutchins,
                                                         PaineWebber  or one of  their  affiliates
                                                         serves as an investment adviser.

Kevin J. Mahoney; 33              Vice President and     Mr. Mahoney is a first vice president and
                                 Assistant Treasurer     a  senior  manager  of  the  mutual  fund
                                                         finance  department of Mitchell Hutchins.
                                                         From August 1996 through  March 1999,  he
                                                         was  the   manager  of  the  mutual  fund
                                                         internal  control  group of Salomon Smith
                                                         Barney.  Prior to August 1996,  he was an
                                                         associate  and  assistant   treasurer  of
                                                         BlackRock  Financial  Management L.P. Mr.
                                                         Mahoney is a vice president and assistant
                                                         treasurer of 32 investment  companies for
                                                         which Mitchell  Hutchins,  PaineWebber or
                                                         one  of  their   affiliates   serves   as
                                                         investment adviser.


                                                12


   NAME AND ADDRESS*; AGE        POSITION WITH TRUST     BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
   ----------------------        -------------------     ----------------------------------------
Dennis McCauley; 52                 Vice President       Mr.  McCauley is a managing  director and
                                                         chief investment officer--fixed income of
                                                         Mitchell  Hutchins.   Prior  to  December
                                                         1994,  he was  director  of fixed  income
                                                         investments  of  IBM   Corporation.   Mr.
                                                         McCauley  is  a  vice   president  of  22
                                                         investment  companies for which  Mitchell
                                                         Hutchins,  PaineWebber  or one  of  their
                                                         affiliates serves as investment adviser.

Ann E. Moran; 42                  Vice President and     Ms.  Moran  is a  vice  president  and  a
                                 Assistant Treasurer     manager  of  the  mutual   fund   finance
                                                         department  of  Mitchell  Hutchins.   Ms.
                                                         Moran is a vice  president  and assistant
                                                         treasurer of 32 investment  companies for
                                                         which Mitchell  Hutchins,  PaineWebber or
                                                         one  of  their   affiliates   serves   as
                                                         investment adviser.

Dianne E. O'Donnell; 47           Vice President and     Ms.  O'Donnell is a senior vice president
                                      Secretary          and deputy  general  counsel of  Mitchell
                                                         Hutchins.   Ms.   O'Donnell   is  a  vice
                                                         president  and secretary of 31 investment
                                                         companies   and  a  vice   president  and
                                                         assistant  secretary  of  one  investment
                                                         company  for  which  Mitchell   Hutchins,
                                                         PaineWebber  or one of  their  affiliates
                                                         serves as investment adviser.

Emil Polito; 38                     Vice President       Mr. Polito is a senior vice president and
                                                         director  of  operations  and control for
                                                         Mitchell  Hutchins.  Mr. Polito is a vice
                                                         president of 32 investment  companies for
                                                         which Mitchell  Hutchins,  PaineWebber or
                                                         one  of  their   affiliates   serves   as
                                                         investment adviser.

Susan Ryan; 39                      Vice President       Ms. Ryan is a senior vice  president  and
                                                         portfolio  manager of  Mitchell  Hutchins
                                                         and has been with Mitchell Hutchins since
                                                         1982.  Ms.  Ryan is a vice  president  of
                                                         five   investment   companies  for  which
                                                         Mitchell Hutchins,  PaineWebber or one of
                                                         their  affiliates  serves  as  investment
                                                         adviser.

Victoria E. Schonfeld; 48           Vice President       Ms. Schonfeld is a managing  director and
                                                         general  counsel  of  Mitchell   Hutchins
                                                         (since  May  1994)  and  a  senior   vice
                                                         president  of  PaineWebber   (since  July
                                                         1995).  Ms. Schonfeld is a vice president
                                                         of 31  investment  companies  and a  vice
                                                         president and secretary of one investment
                                                         company  for  which  Mitchell   Hutchins,
                                                         PaineWebber  or one of  their  affiliates
                                                         serves as investment adviser.


                                                13

   NAME AND ADDRESS*; AGE        POSITION WITH TRUST     BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
   ----------------------        -------------------     ----------------------------------------
Paul H. Schubert; 36              Vice President and     Mr.  Schubert is a senior vice  president
                                      Treasurer          and  director of the mutual fund  finance
                                                         department  of  Mitchell  Hutchins.   Mr.
                                                         Schubert   is  a   vice   president   and
                                                         treasurer of 32 investment  companies for
                                                         which Mitchell  Hutchins,  PaineWebber or
                                                         one  of  their   affiliates   serves   as
                                                         investment adviser.

Barney A. Taglialatela; 38        Vice President and     Mr.  Taglialatela is a vice president and
                                 Assistant Treasurer     a  manager  of the  mutual  fund  finance
                                                         department of Mitchell Hutchins. Prior to
                                                         February  1995,  he was a manager  of the
                                                         mutual  fund  finance  division of Kidder
                                                         Peabody   Asset   Management,   Inc.  Mr.
                                                         Taglialatela  is  a  vice  president  and
                                                         assistant   treasurer  of  32  investment
                                                         companies  for which  Mitchell  Hutchins,
                                                         PaineWebber  or one of  their  affiliates
                                                         serves as investment adviser.

Keith A. Weller; 38               Vice President and     Mr.  Weller is a first vice  president
                                 Assistant Secretary     and  associate   general   counsel  of
                                                         Mitchell Hutchins.  Prior to May 1995,
                                                         he  was   an   attorney   in   private
                                                         practice.   Mr.   Weller   is  a  vice
                                                         president and  assistant  secretary of
                                                         31  investment   companies  for  which
                                                         Mitchell Hutchins,  PaineWebber or one
                                                         of   their   affiliates    serves   as
                                                         investment adviser.

-------------
* Unless otherwise indicated, the business address of each listed person is 1285 Avenue of the Americas, New York, New York 10019.

** Mrs. Alexander, Mr. Bewkes, Ms. Farrell and Mr. Storms are "interested persons" of the fund as defined in the Investment Company Act by virtue of their positions with Mitchell Hutchins, PaineWebber, and/or PW Group.

        The Trust pays trustees who are not "interested persons" of the Trust $1,000 annually for each series and up to $150 per series for each board meeting and each separate meeting of a board committee. The Trust presently has three series and thus pays each such trustee $3,000 annually, plus any additional amounts due for board or committee meetings. Each chairman of the audit and contract review committees of individual funds within the PaineWebber fund complex receives additional compensation, aggregating $15,000 annually, from the relevant funds. All trustees are reimbursed for any expenses incurred in attending meetings. Trustees and officers of the Trust own in the aggregate less than 1% of the outstanding shares of any class of each fund. Because PaineWebber and Mitchell Hutchins perform substantially all the services necessary for the operation of the Trust, the Trust requires no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from the Trust for acting as a trustee or officer.

        The table below includes certain information relating to the compensation of the current trustees who held office with the Trust during the fiscal year ended April 30, 1999 and the compensation of those trustees from all PaineWebber funds during the 1998 calendar year.

                               COMPENSATION TABLE+



                                            AGGREGATE       TOTAL COMPENSATION
                                          COMPENSATION      FROM THE TRUST AND
            NAME OF PERSON, POSITION     FROM THE TRUST*     THE FUND COMPLEX**

         Richard Q. Armstrong,
             Trustee ....................... $ 5,430               $ 101,372
         Richard R. Burt,
             Trustee .......................   5,340                 101,372
         Meyer Feldberg,
             Trustee .......................   5,430                 116,222
         George W Gowen,
             Trustee .......................   7,473                 108,272
         Frederic V. Malek,
             Trustee .......................   5,430                  101372
         Carl W. Schafer,
             Trustee .......................   5,430                 101,372

--------------------
+ Only independent board members are compensated by the PaineWebber funds and identified above; board members who are "interested persons," as defined by the Investment Company Act, do not receive compensation from the funds.

* Represents fees paid to each trustee for the fiscal year ended April 30, 1999.

** Represents  total  compensation  paid during the calendar year ended December
   31, 1998, to each board member by 31 investment companies (33 in the case of Messrs. Feldberg and Gowen) for which Mitchell Hutchins, PaineWebber or one of their affiliates served as investment adviser. No fund within the PaineWebber fund complex has a bonus, pension, profit sharing or retirement plan.

                         PRINCIPAL HOLDERS OF SECURITIES

        As  of  July  31,  1999,  the  Trust's   records  showed  the  following
shareholders as owning 5% or more of a class of the funds' shares.



                                                           NUMBER AND PERCENTAGE OF SHARES
  NAME AND ADDRESS*                                    BENEFICIALLY OWNED AS OF JULY 31, 1999

  MONEY MARKET FUND
  -----------------

  International Game                                            132,154,452               8%
  Technology......................................     Institutional shares

  Parbanc Co......................................               47,307,021             100%
                                                     Financial Intermediary
                                                                     shares
  GOVERNMENT SECURITIES FUND
  --------------------------
  Michael Dougherty...............................               33,646,481              23%
                                                       Institutional.shares

  Macrochem Corp..................................               16,440,121              11%
                                                       Institutional.shares

  American Growth Fund Inc........................               10,075,308               7%
                                                       Institutional shares
  TREASURY SECURITIES FUND
  ------------------------
  Old South Church in                                            13,982,810               9%
                                                       Institutional shares

__________________
* Each shareholder listed above may be contacted c/o Mitchell Hutchins Asset Management Inc., 1285 Avenue of the Americas, New York, NY 10019.

                     INVESTMENT ADVISORY, ADMINISTRATION AND
                            DISTRIBUTION ARRANGEMENTS

        INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS. PaineWebber acts as the Trust's investment adviser and administrator pursuant to a contract dated April 13, 1995 ("Advisory Contract"). Under the Advisory Contract, each fund pays PaineWebber an annual fee, computed daily and paid monthly, at an annual rate of 0.25% of its average daily net assets.

        During each of the periods indicated, the funds paid (or accrued) to PaineWebber the following fees under the Advisory Contract. During these periods, PaineWebber voluntarily waived a portion of its fees and/or voluntarily paid other fund expenses, as set forth below.

                                                    FISCAL YEAR ENDED APRIL 30
                                        --------------------------------------------------
                                                 1999               1998             1997
                                        --------------    ---------------    -------------
       Money Market Fund...........        $4,684,985         $3,572,192       $2,196,654
          Fee Amount Waived                   936,943            716,790          439,015
          Expenses Reimbursed                     973              2,739                0
       Government Securities Fund..           285,771            215,911          203,152
          Fee Amount Waived                    56,592             43,177           40,607
          Expenses Reimbursed                       0            210,691          144,536
       Treasury Securities Fund....           458,169            259,380           99,845
          Fee Amount Waived                    90,943             51,876           19,956
          Expenses Reimbursed                       0            128,386          147,250

        Under a contract with PaineWebber dated April 15, 1996 ("Mitchell Hutchins Contract"), Mitchell Hutchins serves as the Trust's sub-adviser and sub-administrator. Under the Mitchell Hutchins Contract, PaineWebber (not the Trust) pays Mitchell Hutchins a fee, computed daily and paid monthly, at an annual rate of 50% of the fees paid by each fund to PaineWebber under the PaineWebber Contract, net of waivers and/or reimbursements.

        During each of the periods indicated, PaineWebber paid (or accrued) to Mitchell Hutchins the fees indicated below under either the Mitchell Hutchins Contract or a predecessor agreement:


                                                   FISCAL YEAR ENDED APRIL 30
                                        --------------------------------------------------
                                                  1999              1998             1997
                                        ---------------    --------------    -------------
       Money Market Fund...........         $1,873,488        $1,503,380         $887,358
       Government Securities Fund..            114,287                 0            8,099
       Treasury Securities Fund....            183,070            39,694                0

        Under the terms of the Advisory Contract, each fund bears all expenses incurred in its operation that are not specifically assumed by PaineWebber. General expenses of the Trust not readily identifiable as belonging to a specific fund or to the Trust's other series are allocated among series by or under the direction of the board of trustees in such manner as the board deems fair and equitable. Expenses borne by the Trust include the following (or each fund's share of the following): (1) the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the fund by PaineWebber; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of fund shares under federal and state securities laws and maintaining such registrations and qualifications; (5) fees and salaries payable to the trustees and officers who are not interested persons of the fund or PaineWebber; (6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or a fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for those trustees who are not interested persons of the Trust; (11) charges of custodians, transfer agents and other agents; (12) expenses of setting in type and printing prospectuses and statements of additional information and supplements thereto, reports and statements to shareholders and proxy material for existing shareholders; (13) costs of mailing such materials to existing shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel, costs of actions, suits or proceedings to which the Trust is a party and the expenses the Trust may incur as a result of its legal obligation to provide indemnification to its officers, trustees, agents and shareholders) incurred by a fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to the trustees and officers; and (18) costs of mailing, stationery and communications equipment.

        The Advisory and Mitchell Hutchins Contracts (collectively, "Contracts") noted above provide that PaineWebber or Mitchell Hutchins, as the case may be, shall not be liable for any error of judgment or mistake of law or for any loss suffered by the funds in connection with the performance of the Contracts, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of PaineWebber or Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

        The Contracts are terminable by vote of the funds' board or by the holders of a majority of the outstanding voting securities of the funds at any time without penalty, on 60 days' written notice to PaineWebber or Mitchell Hutchins, as the case may be. The Advisory Contract is also terminable without penalty by PaineWebber on 60 days' written notice to the Trust, and the Mitchell Hutchins Contract is terminable without penalty by PaineWebber or Mitchell Hutchins on 60 days' written notice to the other party. The Contracts terminate automatically upon their assignment, and the Mitchell Hutchins Contract also automatically terminates upon the assignment of the Advisory Contract.

        During the fiscal year ended April 30, 1999, the funds did not pay fees to PaineWebber for its services as lending agent because the funds did not engage in any securities lending activities.

        NET ASSETS. The following table shows the approximate net assets as of July 31, 1999, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.

                                                                  NET ASSETS
                                  INVESTMENT CATEGORY               ($MIL)
            Domestic (excluding Money Market)..................    $ 8,159.6
            Global.............................................      4,524.1
            Equity/Balanced....................................      7,791.1
            Fixed Income (excluding Money Market)..............      4,892.6
                    Taxable Fixed Income.......................      3,363.8
                    Tax-Free Fixed Income......................      1,528.8
            Money Market Funds.................................     35,370.4


        PERSONAL TRADING POLICIES. Mitchell Hutchins personnel may invest in securities for their own accounts pursuant to a code of ethics that describes the fiduciary duty owed to shareholders of PaineWebber funds and other Mitchell Hutchins advisory accounts by all Mitchell Hutchins' directors, officers and employees, establishes procedures for personal investing and restricts certain transactions. For example, employee accounts generally must be maintained at PaineWebber, personal trades in most securities require pre-clearance and short-term trading and participation in initial public offerings generally are prohibited. In addition, the code of ethics puts restrictions on the timing of personal investing in relation to trades by PaineWebber Funds and other Mitchell Hutchins advisory clients.

        DISTRIBUTION ARRANGEMENTS. PaineWebber acts as the distributor of each fund's shares under a distribution contract with the Trust ("Distribution Contract"), which requires PaineWebber to use its best efforts, consistent with its other business, to sell shares of the funds. Shares of the funds are offered continuously.

        FINANCIAL INTERMEDIARIES. Financial intermediaries, such as banks and savings associations, may purchase Financial Intermediary shares for the accounts of their customers. The Trust has adopted a shareholder services plan ("Plan") with respect to Financial Intermediary shares. PaineWebber implements the Plan on behalf of the Trust by entering into a service agreement with each financial intermediary that purchases Financial Intermediary shares requiring it to provide support services to its customers who are the beneficial owners of Financial Intermediary shares.

        Under the Plan, each fund pays PaineWebber a monthly fee at the annual rate of 0.25% of the average daily net asset value of the Financial Intermediary shares held by financial intermediaries on behalf of their customers. Under each service agreement, PaineWebber pays an identical fee to the financial intermediary for providing the support services to its customers specified in the service agreement. These services may include: (i) aggregating and processing purchase and redemption requests from customers and placing net purchase and redemption orders with PaineWebber; (ii) providing customers with a service that invests the assets of their accounts in Financial Intermediary shares; (iii) processing dividend payments from the Trust on behalf of customers; (iv) providing information periodically to customers showing their positions in Financial Intermediary shares; (v) arranging for bank wires; (vi) responding to customer inquiries relating to the services performed by the financial intermediary; (vii) providing sub-accounting with respect to Financial Intermediary shares beneficially owned by customers or the information necessary for sub-accounting; (viii) forwarding shareholder communications from the Trust (such as proxies, shareholder reports and dividend, distribution and tax notices) to customers, if required by law; and (ix) such other similar services as a fund may reasonably request from time to time to the extent the financial intermediary is permitted to do so under federal and state statutes, rules and regulations. During the fiscal year ended April 30, 1999, the Trust made payments through PaineWebber to financial intermediaries with respect to Financial Intermediary shares in the amount of $24,898 for Money Market Fund, $0 for Government Securities Fund and $0 for Treasury Securities Fund.

        Under the terms of the service agreements, financial intermediaries are required to provide to their customers a schedule of any additional fees that they may charge customers in connection with their investments in Financial Intermediary shares. Financial Intermediary shares are available for purchase only by financial intermediaries that have entered into service agreements with PaineWebber in connection with their investment. Financial intermediaries providing services to beneficial owners of Financial Intermediary shares in certain states may be required to be registered as dealers under the laws of those states.

        The Plan requires that PaineWebber provide to the board at least annually a written report of the amounts expended by PaineWebber under service agreements with financial intermediaries and the purposes for which such expenditures were made. Each service agreement requires the financial intermediary to cooperate with PaineWebber in providing information to the board with respect to amounts expended and services provided under the service agreement. The Plan may be terminated at any time, without penalty, by vote of the trustees of the Trust who are not "interested persons" of the Trust as defined in the Investment Company Act and who have no direct or indirect financial interest in the operation of the Plan ("Disinterested Trustees"). Any amendment to the Plan must be approved by the board and any material amendment must be approved by the Disinterested Trustees.

        Should future legislative, judicial or administrative action prohibit or restrict the activities of banks serving as financial intermediaries in connection with the provision of support services to their customers, the Trust and PaineWebber might be required to alter or discontinue their arrangements with financial intermediaries and change their method of operations with respect to Financial Intermediary shares. It is not anticipated, however, that any change in the Trust's method of operations would affect its net asset values per share or result in a financial loss to any shareholder.

        Conflict of interest restrictions may apply to a financial institution's receipt of compensation from a fund through PaineWebber under a service agreement resulting from fiduciary funds being invested in Financial Intermediary shares. Before investing fiduciary funds in Financial Intermediary shares, financial intermediaries, including investment advisers and other money managers under the jurisdiction of the SEC, the Department of Labor or state securities commissions and banks regulated by the Comptroller of the Currency should consult their legal advisors.

                             PORTFOLIO TRANSACTIONS

        The funds purchase portfolio securities from dealers and underwriters as well as from issuers. Securities are usually traded on a net basis with dealers acting as principal for their own accounts without a stated commission. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. When securities are purchased directly from an issuer, no commissions or discounts are paid. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter. During the last three fiscal years, the funds paid no brokerage commissions.

        For purchases or sales with broker-dealer firms that act as principal, Mitchell Hutchins seeks best execution. Although Mitchell Hutchins may receive certain research or execution services in connection with these transactions, it will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. Mitchell Hutchins may engage in agency transactions in over-the-counter securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.

        Research services and information received from brokers or dealers are supplemental to Mitchell Hutchins' own research efforts and, when utilized, are subject to internal analysis before being incorporated into their investment processes. Information and research services furnished by brokers or dealers through which or with which the funds effect securities transactions may be used by Mitchell Hutchins in advising other funds or accounts and, conversely, research services furnished to Mitchell Hutchins by brokers or dealers in connection with other funds or accounts that either of them advises may be used in advising the funds.

        Investment decisions for the funds and for other investment accounts managed by Mitchell Hutchins are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the funds and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the funds and such other account(s) as to amount according to a formula deemed equitable to the funds and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the funds are concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the funds.

        As of April 30, 1999, Money Market Fund owned securities issued by the following companies which are regular broker-dealers for the fund:

                  ISSUER                          TYPE OF SECURITY                VALUE
                  ------                          ----------------                -----

  Bear Stearns Companies Incorporated      short-term corporate obligation    $ 5,000,000

  Goldman Sachs Group Incorporated           commercial paper/short-term       81,573,263
                                                 corporate obligation

  Merrill Lynch & Company Incorporated     short-term corporate obligation     21,175,453

  Morgan Stanley, Dean Witter & Company            commercial paper            19,879,000


                  ADDITIONAL INFORMATION REGARDING REDEMPTIONS

        Each fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange is closed or trading on the New York Stock Exchange is restricted as determined by the SEC,
(2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of each fund's portfolio at the time; although the funds attempt to maintain a constant net asset value of $1.00 per share.

        If conditions exist that make cash payments undesirable, each fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the fund and valued in the same way as they would be valued for purposes of computing the fund's net asset value. If payment is made in securities, the shareholder may incur brokerage expenses in converting these securities into cash. The Trust is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a fund during any 90-day period for a shareholder.

                               VALUATION OF SHARES

        Money Market Fund's net asset value per share is determined by State Street Bank and Trust Company ("State Street") as of noon and 2:30 p.m., Eastern time, on each Business Day. Government Securities Fund's and Treasury Securities Fund's net asset values per share are determined by State Street as of noon, Eastern time, on each Business Day. As defined in the Prospectus, "Business Day" means any day on which the Massachusetts offices of State Street and the funds' transfer agent, First Data Investor Services Group, Inc. ("Transfer Agent") and the New York City offices of PaineWebber and PaineWebber's bank are all open for business. One or more of these institutions will be closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

        Each fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 ("Rule") under the Investment Company Act. To use amortized cost to value its portfolio securities, the funds must adhere to certain conditions under the Rule relating to its investments, some of which are discussed in this SAI. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account, and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. If a large number of redemptions take place at a time when interest rates have increased, the funds might have to sell portfolio securities prior to maturity and at a price that might not be desirable.

        The board has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. If that deviation exceeds 1/2 of 1% for each fund, the board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. Each fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any instrument having, or deemed to have, a remaining maturity of more than 397 days, will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are of high quality under the Rule and that Mitchell Hutchins, acting pursuant to the procedures, determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. There is no assurance that constant net asset value per share will be maintained. If amortized cost ceases to represent fair value per share, the board will take appropriate action.

        In determining the approximate market value of portfolio investments, the funds may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the board.

                             PERFORMANCE INFORMATION

        The funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return will fluctuate.

        TOTAL  RETURN   CALCULATIONS.   Average   annual  total  return   quotes
("Standardized Return") used in each fund's Performance Advertisements are calculated according to the following formula:

         P(1 + T)n(SUPERSCRIPT)   =       ERV
      where:                    P = a hypothetical  initial payment of $1,000 to
                                    purchase shares of a specified class

                                T = average  annual total return of shares
                                    of that class n = number of years

                              ERV = ending  redeemable  value of a  hypothetical
                                    $1,000 payment at the beginning of that period.

        Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. All dividends are assumed to have been reinvested at net asset value.

        The funds may also advertise other performance data, which may consist of the annual or cumulative return (including net short-term capital gain, if any) earned on a hypothetical investment in each fund since it began operations or for shorter periods. This return data may or may not assume reinvestment of dividends (compounding).

        The following tables show performance information for the funds' shares outstanding for the periods indicated. All returns for periods of more than one year are expressed as an average annual return.

                                MONEY MARKET FUND

                                                                    FINANCIAL
                                                 INSTITUTIONAL     INTERMEDIARY
                                                    SHARES           SHARES
                  (INCEPTION DATE)                (06/03/91)       (01/14/98)*
                                                  ----------       ----------
      Year ended April 30, 1999:
              Standardized Return..............         5.22%             4.96%

      Five Years ended April 30, 1999
              Standardized Return..............         5.31%               N/A
      Inception* to April 30, 1999:
              Standardized Return..............         4.71%             5.04%

___________________
* Date for most recent issuance of shares. Financial Intermediary shares were originally issued on March 17, 1994, but subsequently redeemed before being reissued in 1998.

                           GOVERNMENT SECURITIES FUND


                                                  INSTITUTIONAL
                                                      SHARES
                  (INCEPTION DATE)                  (06/03/91)
                                                    ----------
      Year ended April 30, 1999:
              Standardized Return.............          5.04%
      Five Years ended April 30, 1999
              Standardized Return.............          5.15%
      Inception to April 30, 1999:
              Standardized Return.............          4.53%


                            TREASURY SECURITIES FUND


                                                  INSTITUTIONAL
                                                      SHARES
                  (INCEPTION DATE)                  (06/03/91)
                                                    ----------
      Year ended April 30, 1999:
              Standardized Return.............          4.68%
      Five Years ended April 30, 1999
              Standardized Return.............          4.98%
      Inception to April 30, 1999:
              Standardized Return.............          4.36%

        CALCULATION OF YIELD. Each fund computes its yield and effective yield quotations using standardized methods required by the SEC. A fund from time to time advertises (1) its current yield based on a recently ended seven-day period, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from that shareholder account, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent; and (2) its effective yield based on the same seven-day period by compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting 1 from the result, according to the following formula:

              EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7(SUPERSCRIPT)] - 1

        Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of each fund fluctuates, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, the average maturity of the portfolio securities and whether there are any special account charges that may reduce the yield.

        The following table shows the yield and effective yield for the outstanding shares of each fund for the 7-day period ended April 30, 1999:

                                                      YIELD    EFFECTIVE YIELD
Money Market Fund
        Institutional shares                          4.74%              4.85%
        Financial Intermediary shares                 4.49%              4.59%
Government Securities Fund
        Institutional shares                          4.56%              4.66%
        Financial Intermediary shares                   N/A                N/A
Treasury Securities Fund
        Institutional shares                          4.23%              4.32%
        Financial Intermediary shares                   N/A                N/A


        OTHER INFORMATION. The funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to predict or indicate future results. The return on an investment in each fund will fluctuate. In Performance Advertisements, the funds may compare their yields with data published by Lipper Analytical Services, Inc. for money funds ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), IBC Financial Data, Inc. ("IBC"), Wiesenberger Investment Companies Service ("Wiesenberger") or Investment Company Data Inc. ("ICD"), or with the performance of recognized stock and other indexes, including the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Morgan Stanley Capital International World Index, the Lehman Brothers Treasury Bond Index, the Lehman Brothers Government/Corporate Bond Index, the Salomon Smith Barney Government Bond Index and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The funds also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, IBC, Wiesenberger or ICD. Performance Advertisements also may refer to discussions of the funds and comparative mutual fund data and ratings reported in independent periodicals, including THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

        The funds may also compare their performance with the performance of bank certificates of deposit ("CDs") as measured by the CDA Certificate of Deposit Index and the Bank Rate Monitor National Index and the average of yields of CDs of major banks published by Banxquotes(R) Money Markets. In comparing a fund's performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Bank accounts are insured in whole or in part by an agency of the U.S. government and may offer a fixed rate of return. Fund shares are not insured or guaranteed by the U.S. government and returns thereon will fluctuate. While the funds seek to maintain a stable net asset value of $1.00 per share, there can be no assurance that they will be able to do so.

        The funds may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends on the funds' investments are reinvested by being paid in additional fund shares, any future income of the funds would increase the value, not only of the original funds' investments, but also of the additional fund shares received through reinvestment. As a result, the value of the funds' investments would increase more quickly than if dividends had been paid in cash. The funds may also make available to shareholders a daily accrual factor or "mil rate" representing dividends accrued to shareholder accounts on a given day or days. Certain shareholders may find that this information facilitates accounting or recordkeeping.

                                      TAXES

        BACKUP WITHHOLDING. The funds are required to withhold 31% of all dividends and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the funds or PaineWebber with a correct taxpayer identification number. Withholding at that rate also is required from dividends payable to those shareholders who otherwise are subject to backup withholding.

        QUALIFICATION AS A REGULATED INVESTMENT COMPANY. To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code, the fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gains, if any) and must meet several additional requirements. Among these requirements are the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities and certain other income; (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other
RICs) of any one issuer. If the fund failed to qualify for treatment as a RIC for any taxable year, (a) it would be taxed as an ordinary Trust on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (b) the shareholders would treat all those distributions as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

                                OTHER INFORMATION

        MASSACHUSETTS BUSINESS TRUST. The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the trustees or by any officers or officer by or on behalf of the Trust, a fund, the trustees or any of them in connection with the Trust. The Declaration of Trust provides for indemnification from a fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations, a possibility which PaineWebber believes is remote and not material. Upon payment of any liability incurred by a shareholder, the shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operations of each fund in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.

        CLASS OF SHARES. A share of each class of a fund represents an interest in the fund's investment portfolio and has similar rights, privileges and preferences. Each share of a fund has equal voting, dividend and liquidation rights, except that beneficial owners of Financial Intermediary shares receive certain services directly from financial intermediaries and bear the related service costs.

        VOTING RIGHTS. Shareholders of each fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all its board members. The shares of a fund will be voted together, except that only the shareholders of a particular class may vote on matters affecting only that class. The shares of each series of the Trust will be voted separately, except when an aggregate vote of all the securities is required by law. Financial intermediaries holding shares for their own accounts must undertake to vote the shares in the same proportions as the vote of shares held for their customers.

        The Trust does not hold annual meetings. There normally will be no meetings of shareholders to elect trustees unless fewer than a majority of the trustees holding office have been elected by shareholders. Shareholders of record holding no less than two thirds of the outstanding shares of the Trust may remove a board member by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of record of at least 10% of the outstanding shares of the Trust.

        CUSTODIAN; TRANSFER AND DIVIDEND AGENT. State Street Bank and Trust Company, located at One Heritage Drive, North Quincy, Massachusetts 02171, is custodian of the funds' assets. First Data Investor Services Group, Inc., whose principal business address is 4400 Computer Drive, Westborough, Massachusetts 01581-5159, is the funds' transfer and dividend disbursing agent.

        COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the funds. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.

        AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for the funds.



                              FINANCIAL STATEMENTS

The funds' Annual Report to Shareholders for their last fiscal year ended April 30, 1999 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent auditors appearing therein are incorporated herein by this reference.

YOU   SHOULD   RELY   ONLY   ON  THE
INFORMATION CONTAINED OR REFERRED TO
IN THE PROSPECTUS AND THIS STATEMENT
OF ADDITIONAL INFORMATION. THE FUNDS
AND  THEIR   DISTRIBUTOR   HAVE  NOT
AUTHORIZED  ANYONE  TO  PROVIDE  YOU
WITH  INFORMATION THAT IS DIFFERENT.
THE PROSPECTUS AND THIS STATEMENT OF
ADDITIONAL  INFORMATION  IS  NOT  AN         MITCHELL HUTCHINS'
OFFER TO SELL SHARES OF THE FUNDS IN
ANY JURISDICTION  WHERE THE FUNDS OR         Liquid Institutional Reserves
THEIR  DISTRIBUTOR  MAY NOT LAWFULLY
SELL THOSE SHARES.                           Money Market Fund
                                             Government Securities Fund
                                             Treasury Securities Fund
            -----------




                                             -----------------------------------
                                             Statement of Additional Information
                                                               September 1, 1999
                                             -----------------------------------













                                                               PAINEWEBBER












(C)1999 PaineWebber Incorporated